Premises, Equipment And Leases (Minimum Future Lease Payments For Noncancelable Operating Leases On Premises And Equipment ) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Property Plant And Equipment [Abstract]
2014	$ 15,865
2015	12,777
2016	11,201
2017	10,289
2018	8,688
2019 and after	27,171
Total minimum lease payments	$ 85,991